UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:         811-22619

NAME OF REGISTRANT:                         VANGUARD CHARLOTTE FUNDS

ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:      ANNE E. ROBINSON
                                            PO BOX 876
                                            VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

DATE OF FISCAL YEAR END:                    OCTOBER 31

DATE OF REPORTING PERIOD:                   JULY 1, 2022 - JUNE 30, 2023

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-22619
Reporting Period: 07/01/2022 - 06/30/2023
VANGUARD CHARLOTTE FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast by the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.



=============== VANGUARD TOTAL INTERNATIONAL BOND II INDEX FUND ================


ASPIRE DEFENCE FINANCE PLC

Ticker:                      Security ID:  G0629XAB7
Meeting Date: JUN 14, 2023   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

ASPIRE DEFENCE FINANCE PLC

Ticker:                      Security ID:  G0629XAA9
Meeting Date: JUN 14, 2023   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

CHANNEL LINK ENTERPRISES FINANCE PLC

Ticker:                      Security ID:  G2044DAS7
Meeting Date: NOV 11, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice


--------------------------------------------------------------------------------

COVIVIO SA

Ticker:       COV            Security ID:  F7717VLF9
Meeting Date: JUL 21, 2022   Meeting Type: Bondholder
Record Date:  JUL 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Resolution as per Meeting       For       Did Not Vote Management
      Notice


--------------------------------------------------------------------------------

COVIVIO SA

Ticker:       COV            Security ID:  F2R22TLR0
Meeting Date: JUL 21, 2022   Meeting Type: Bondholder
Record Date:  JUL 18, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Resolution as per Meeting       For       Did Not Vote Management
      Notice


--------------------------------------------------------------------------------

COVIVIO SA

Ticker:       COV            Security ID:  F2R22TKT7
Meeting Date: AUG 22, 2022   Meeting Type: Bondholder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Extraordinary Resolution as     For       Did Not Vote Management
      per Meeting Notice

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 28, 2023
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.